Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Taxes [Line Items]
Incurred current income tax expenses (in Dollars)	$ 3,296,448
Unrecognized tax benefits (in Dollars)
Interest and penalties (in Dollars)
Singapore [Member]
Income Taxes [Line Items]
Imposed at a flat rate	17.00%
China [Member]
Income Taxes [Line Items]
Imposed at a flat rate	25.00%
Vietnam [Member]
Income Taxes [Line Items]
Imposed at a flat rate	20.00%
Preferential income tax rate	17.00%		8.50%
Ethiopia [Member]
Income Taxes [Line Items]
Imposed at a flat rate	30.00%	30.00%